Income tax	12 Months Ended
Dec. 31, 2018
Disclosure Of Income Tax [Abstract]
Income tax
10.	Income tax

	2018	2017	2016
	(in € millions)
Current tax expense/(benefit)
Current year	41	6	5
Changes in estimates in respect to prior year	—	1	(1)
	41	7	4
Deferred tax (benefit)/expense
Temporary differences	(123)	(5)	(1)
Change in recognition of deferred tax	(14)	—	—
Change in tax rates	1	—	1
	(136)	(5)	—
Income tax (benefit)/expense	(95)	2	4

For the years ended December 31, 2018, 2017, and 2016, the Group recorded an income tax expense of €147 million, €0 million, and €0 million, respectively, in other comprehensive loss related to components of other comprehensive income/loss.

The Group believes that its accruals for tax liabilities are adequate for all open tax years based on its assessment of many factors, including interpretations of tax law and prior experience.

In 2018, the Group had recognized current income tax expense of €1 million for provisions and have cumulatively recorded liabilities of €2 million for income tax provisions at December 31, 2018, of which €1 million is reasonably expected to be resolved within twelve months.

A reconciliation between the reported tax expense for the year, and the theoretical tax expense that would arise when applying the statutory tax rate in Luxembourg of 26.01%, 27.08%, and 29.22%, and on the consolidated loss before taxes for the years ended December 31, 2018, 2017, and 2016, respectively, is shown in the table below:

	2018	2017	2016
	(in € millions)
Loss before tax	(173)	(1,233)	(535)
Tax using the Luxembourg tax rate	(45)	(334)	(156)
Effect of tax rates in foreign jurisdictions	(11)	(10)	15
Permanent differences	(7)	15	12
Change in unrecognized deferred taxes	(43)	329	132
Deferred tax on foreign exchange differences	8	—	—
Other	3	2	1
Income tax (benefit)/expense	(95)	2	4

In 2018, the Group recognized deferred tax expense of €8 million as a result of foreign exchange differences on its investment in TME. The Group will be subject to deferred tax in future periods as a result of foreign exchange movements between USD, EUR, and SEK, primarily related to its investment in TME.

The major components of deferred tax assets and liabilities are comprised of the following:

	2018	2017
	(in € millions)
Intangible assets	(1)	(4)
Share-based compensation	6	4
Tax losses carried forward	147	3
Property and equipment	5	3
Unrealized gains	(154)	—
Other	3	—
Net tax	6	6

A reconciliation of net deferred tax is shown in the table below:

	2018	2017	2016
	(in € millions)
At January 1	6	3	4
Movement recognized in consolidated statement of operations	136	5	1
Movement recognized in consolidated statement of changes in equity and other comprehensive income	(136)	2	(2)
Movement due to acquisition	—	(4)	—
At December 31	6	6	3

Deferred tax assets and deferred tax liabilities are offset if a legally enforceable right exists to set off current tax assets against current tax liabilities and the deferred taxes relate to the same taxable entity and the same taxation authority.

Reconciliation to consolidated statement of financial position	2018	2017
	(in € millions)
Deferred tax assets	8	9
Deferred tax liabilities	2	3

Deferred tax assets have not been recognized in respect of the following items, because it is not probable that future taxable profit will be available against which the Group can use the benefits.

	2018	2017
	(in € millions)
Intangible assets	72	74
Share-based compensation	34	115
Tax losses carried forward	148	258
Unrealized losses	2	114
Property and equipment	—	4
Foreign tax credits	—	4
Other	20	12
	276	581

At December 31, 2018, no deferred tax liability had been recognized on investments in subsidiaries. The Company has concluded it has the ability and intention to control the timing of any distribution from its subsidiaries and will only do so in a tax advantageous manner. It is not practicable to calculate the unrecognized deferred tax liability on investments in subsidiaries.

Tax loss carry-forwards as at December 31, 2018 were expected to expire as follows:

Expected expiry	2018-2026	2027 and onwards	Unlimited	Total
	(in € millions)
Tax loss carry-forwards	—	467	1,164	1,631
Foreign tax credits	5	—	—	5

The Group has significant net operating loss carry-forwards in the United States and Sweden. In certain jurisdictions, if the Group is unable to earn sufficient income or profits to utilize such carry-forwards before they expire, they will no longer be available to offset future income or profits.

In Sweden, utilization of these net operating loss carry-forwards may be subject to a substantial annual limitation if there is an ownership change within the meaning of Chapter 40, paragraphs 10-14, of the Swedish Income Tax Act (the “Swedish Income Tax Act”). In general, an ownership change, as defined by the Swedish Income Tax Act results from a transaction or series of transactions over a five-year period resulting in an ownership change of more than 50% of the outstanding stock of a company by certain categories or individuals, businesses or organizations.

In addition, in the United States, utilization of these net operating loss carry-forwards may be subject to a substantial annual limitation if there is an ownership change within the meaning of Section 382 of the Internal Revenue Code (“Section 382”). In general, an ownership change, as defined by Section 382, results from a transaction or series of transactions over a three-year period resulting in an ownership change of more than 50% of the outstanding stock of a company by certain stockholders or public groups. Since the Group formation, the Group has raised capital through the issuance of capital stock on several occasions, and the Group may continue to do so, which, combined with current or future shareholders’ disposition of ordinary shares, may have resulted in such an ownership change. Such an ownership change may limit the amount of net operating loss carry-forwards that can be utilized to offset future taxable income.

The Group’s most significant tax jurisdictions are Sweden and the U.S. (both at the federal level and in various state jurisdictions). Because of its tax loss and tax credit carry-forwards, substantially all of the Group’s tax years after 2012 remain open to federal, state, and foreign tax examination. Certain of the Group’s subsidiaries are currently under examination by the Swedish, U.S. and other foreign tax authorities for tax years from 2013-2017. These examinations may lead to adjustments to the Group’s taxes.